Deferred charges, net (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Deferred charges, net [Abstract]
Balance at beginning of period	$ 2,061,573	$ 0	$ 341,070
Additions	3,936,331	2,216,102
Amortization	(1,135,080)	(154,529)	(341,070)
Balance at end of period	$ 4,862,824	$ 2,061,573	$ 0
Number of additional vessels completing scheduled dry-dock | Vessel	3